Schedule of Expected Credit Losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Balance, beginning	$ 367	$ 532	$ 532	$ 2,914
Expected credit losses (reversal) provision	$ 287	$ 841	(165)	(2,382)
Balance, ending			$ 367	$ 532